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PAX GLOBAL OPPORTUNITIES FUND
Pax Global Opportunities Fund (the "Global Opportunities Fund") Summary of Key Information
Investment Objective
The Global Opportunities Fund's investment objective is to seek long term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Investor Class shares of the Global Opportunities Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - PAX GLOBAL OPPORTUNITIES FUND	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - PAX GLOBAL OPPORTUNITIES FUND		Institutional Class	Investor Class
Management Fee		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.62%	0.63%
Total Annual Fund Operating Expenses		1.42%	1.68%
Contractual Reimbursements and waivers	[2]	(0.50%)	(0.49%)
Net Annual Fund Operating Expenses		0.92%	1.19%
[1]	"Other Expenses" have been annualized to reflect a full year of expenses.
[2]	The Global Opportunities Fund's investment adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and Acquired Fund Fees and Expenses, if any) allocable to Institutional Class and Investor Class shares of the Global Opportunities Fund to the extent such expenses exceed 0.98% and 1.23% of the average daily net assets of Institutional Class and Investor Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2021. In addition, the Fund's investment adviser has contractually agreed to waive a portion of its management fee equal to the management fee corresponding to the current market value of 200,000 shares. This waiver may not be amended or terminated without the approval of the Board of Trustees before December 31, 2021.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Global Opportunities Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Global Opportunities Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Opportunities Fund's operating expenses remain the same throughout those periods. The amounts shown reflect the contractual reimbursement noted in the Annual Fund Operating Expenses table for the first year. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - PAX GLOBAL OPPORTUNITIES FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	94	400	729	1,659
Investor Class	121	482	867	1,946

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Global Opportunities Fund's performance. During the Global Opportunities Fund's most recent fiscal year, the Global Opportunities Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Global Opportunities Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Global Opportunities Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that its Adviser or Sub-Adviser believe will benefit from the transition to a more sustainable global economy – the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well positioned to benefit from or avoid the risks associated with this transition. Under normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The Fund's investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Opportunities Fund will normally have investments in a minimum of three countries other than the United States. The Adviser and Sub-Adviser currently expect that the Fund typically will hold between 35 and 45 securities positions.

The Global Opportunities Fund's Sub-Adviser selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Opportunities Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Opportunities Fund may utilize derivatives for hedging and for investment purposes.

It is possible that, due to its investment strategies, the portfolio turnover rate of the Fund may be significant. Portfolio turnover is not a principal consideration in investment decisions for the Fund, and the Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold.

The Global Opportunities Fund seeks to invest in companies with sustainable competitive advantages, track records of consistent returns on investment, and where the Fund's Sub-Adviser believes a company's attractive, bottom-up financial characteristics and long-term opportunities are not reflected in its share price. In addition, as a result of the Fund's investment strategy, under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels).

Principal Risks
●	Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

●	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the recent COVID-19 outbreak may adversely affect security prices, thereby reducing the value of the Fund's investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

●	Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives also may be subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

●	Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

●	Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-U.S. securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

●	Focused Portfolio Risk To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

●	Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

●	Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

●	Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the Global Opportunities Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Principal Risks" on page 114 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Institutional Class shares of the Global Opportunity Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Opportunity Fund by showing changes in the Global Opportunity Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 1st quarter 2019, 16.23%
Worst quarter: 3rd quarter 2019, -2.00%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Global Opportunities Fund. The performance table is intended to provide some indication of the risks of investment in the Global Opportunities Fund by showing how the Global Opportunities Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - PAX GLOBAL OPPORTUNITIES FUND		1 Year	Since Inception	Inception Date
Institutional Class	[1]	33.72%	14.52%	Jun. 27, 2018
Institutional Class | After Taxes on Distributions	[1]	32.85%	14.02%	Jun. 27, 2018
Institutional Class | After Taxes on Distributions and Sales	[1]	20.13%	11.00%	Jun. 27, 2018
Investor Class	[1]	33.51%	14.40%	Jun. 27, 2018
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	26.60%	10.35%	Jun. 27, 2018
Lipper Global Multi-Cap Growth Funds Index	[3],[4]	29.20%	9.98%	Jun. 27, 2018
[1]	The Fund's inception date is June 27, 2018. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	The MSCI AC World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World consists of 46 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding tax.
[3]	Unlike the Global Opportunities Fund, the MSCI AC World (Net) Index and the Lipper Global Multi-Cap Growth Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	Lipper Global Multi-Cap Growth Funds Index tracks the results of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above 400% of the 75th market capitalization Glossary of Terms 3 percentile of the S&P/Citigroup World Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. One cannot invest directly in an index.